INCOME TAXES - Income Before Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense
Total	$ 0	$ 0	$ 0	$ 0
Galaxy Digital Holdings, LP
Income before taxes:
Cayman Islands			589,189	167,356	$ 578,155
Foreign			(259,406)	77,072	(1,422,575)
Total			329,783	244,428	(844,420)
Income tax expense
Partnership level tax			(6,270)	1,920	(8,736)
Current tax expense / (benefit)			(8,553)	9,377	(5,668)
Net deferred tax expense / (benefit)			(8,386)	6,537	(22,623)
Total	$ (6,112)	$ 9,327	(16,939)	15,914	(28,291)
Galaxy Digital Holdings, LP | Cayman Islands
Income tax expense
Current tax expense / (benefit)			0	0	0
Galaxy Digital Holdings, LP | Foreign
Income tax expense
Current tax expense / (benefit)			$ (2,283)	$ 7,457	$ 3,068